Income Taxes (Operating Loss Carryforwards) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 10.4	$ 9.0